Summary of significant accounting policies - Additional information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts, security deposit	$ 773,595		$ 718,437
Continuing operations
Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss	86,170		50,363	$ 48,203
Allowance for doubtful accounts, security deposit	773,595		715,024	0
Impairment of long lived assets	1,003,641	$ 0	0	0
Advertising Expense	2,650	8,304	16,913	2,583	$ 4,320
Discontinued operations
Significant Accounting Policies [Line Items]
Accounts Receivable, Allowance for Credit Loss	48,812		0	0
Allowance for doubtful accounts, security deposit	0		0	0
Impairment of long lived assets	$ 0	$ 318,357	724,987	0
Advertising Expense			$ 0	$ 12,293	$ 0